Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
S.	SUBSEQUENT EVENTS:

Management has evaluated events occurring after the balance sheet date through January 5, 2022, the date in which the financial statements were available to be issued.

On November 12, 2021, the closing of the Offering was completed. At the closing, the underwriters fully exercised their option to purchase an additional 650,602 shares of Common Stock and 650,602 Warrants. Therefore, the Company sold 4,987,951 shares of Common Stock and 4,987,951 Warrants for total gross proceeds of $20,699,996.65. After deducting the underwriting commission and expenses, the Company received net proceeds of approximately $18,747,317.

On November 22, 2021, the Company entered into a secured revolving line of credit with Salem Five Bank permitting the Company to borrow up to $7,000,000, replacing the previous line of credit with Bank of America. The line bears interest at the Prime rate plus 0.50%. The line is reviewed annually and is due on demand. This line of credit is secured by substantially all assets of the Company.

S.	SUBSEQUENT EVENTS:
Management has evaluated events occurring after the balance sheet date through January 5, 2022, the date on which the financial statements were available to be issued.